FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 49,824	Rp 50,907
Financial liabilities	100,312	97,432
Gain or loss recognised in profit or loss	687
GOTO
FINANCIAL RISK MANAGEMENT
Financial assets are long-term investments	2,159
PT Global Sukses Solusi
FINANCIAL RISK MANAGEMENT
Financial assets are long-term investments	13
Other current financial assets | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	302	81
Financial assets, fair value	302	81
Other current financial assets | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	302	81
Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,053	8,530
Long-term investment in financial instruments | At fair value
FINANCIAL RISK MANAGEMENT
Financial assets	8,028	8,508
Financial assets, fair value	8,028	8,508
Long-term investment in financial instruments | At fair value | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	2,056	2,172
Long-term investment in financial instruments | At fair value | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	5,972	6,336
Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	7,944	7,867
Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	58,892	56,379
Financial liabilities measured at amortized cost | At fair value
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	66,836	64,246
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	66,847	63,443
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	84	209
Financial liabilities, fair value	83	207
Financial liabilities measured at amortized cost | Two-step loans. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	83	207
Financial liabilities measured at amortized cost | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Financial liabilities	5,343	4,793
Financial liabilities, fair value	6,120	5,614
Financial liabilities measured at amortized cost | Bonds and MTN | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	5,586	5,614
Financial liabilities measured at amortized cost | Bonds and MTN | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	534
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	32,260	29,873
Financial liabilities, fair value	31,473	29,860
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	31,473	29,860
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	20,302	18,473
Financial liabilities, fair value	20,302	18,473
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	20,302	18,473
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	362	1,314
Financial liabilities, fair value	362	1,311
Financial liabilities measured at amortized cost | Other borrowings. | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	362	1,311
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	141	170
Financial liabilities, fair value	141	170
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	141	170
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	302	81
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,028	8,508
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	25	22
Financial assets, fair value	25	22
FVTOCI | Long-term investment in financial instruments | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 25	Rp 22